Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings
Short-Term Debt
($ in millions)

At December 31:	2013	2012
Commercial paper	$2,458	$1,800
Short-term loans	551	1,789
Long-term debt—current maturities	3,854	5,593
Total	$6,862	$9,181

Long-Term Debt
($ in millions)

At December 31:	Maturities	2013		2012
U.S. dollar notes and debentures (average interest rate at December 31, 2013):
0.70%	2014–2015	$6,456	**	$7,131
3.05%	2016–2017	8,465		5,807
3.99%	2018–2021	6,206		7,457
1.88%	2022	1,000		1,000
3.38%	2023	1,500		—
7.00%	2025	600		600
6.22%	2027	469		469
6.50%	2028	313		313
5.88%	2032	600		600
8.00%	2038	83		83
5.60%	2039	745		745
4.00%	2042	1,107		1,107
7.00%	2045	27		27
7.13%	2096	316		316
		27,887		25,656
Other currencies (average interest rate at December 31, 2013, in parentheses):
Euros (2.8%)	2014–2025	5,894		2,338
Pound sterling (2.75%)	2017–2020	1,254		12
Japanese yen (0.6%)	2014–2017	1,057		878
Swiss francs (3.8%)	2015–2020	181		178
Canadian (2.2%)	2017	471		502
Other (8.81%)	2015–2017	291		95
		37,036		29,660
Less: net unamortized discount		872		865
Add: fair value adjustment*		546		886
		36,710		29,680
Less: current maturities		3,854		5,593
Total		$32,856		$24,088

*      The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

** Includes $17 million of debt securities issued by IBM International Group Capital, LLC, which is an indirect, 100 percent owned finance subsidiary of the company and will mature in 2014. Debt securities issued by IBM International Group Capital LLC are fully and unconditionally guaranteed by the company.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)
($ in millions)

	2013		2012
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$30,123	3.07%	$24,049	3.43%
Floating-rate debt*	6,587	0.87%	5,631	1.91%
Total	$36,710		$29,680

*      Includes $3,106 million in 2013 and $4,252 million in 2012 of notional interest rate swaps that effectively convert the fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 102 through 106.

Pre-swap annual contractual maturities of long-term debt outstanding
($ in millions)

Total
2014	$3,854
2015	4,566
2016	4,114
2017	5,386
2018	2,662
2019 and beyond	16,453
Total	$37,036

Interest on Debt
($ in millions)

For the year ended December 31:	2013	2012	2011
Cost of financing	$587	$545	$553
Interest expense	405	470	402
Net investment derivative activity	(3)	(11)	9
Interest capitalized	22	18	9
Total interest paid and accrued	$1,011	$1,022	$973